Summit Municipal Funds	07/01/2012 to 06/30/2013

ICA File Number: 811-07095
Registrant Name: T. Rowe Price Summit Municipal Funds, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2013

Summit Municipal Income Fund

NORTH CAROLINA ST MED CARE 5.875% NOTES DUE JANUARY 3, 2039 Meeting Date: SEP 14, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65820YJH0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Objects to the selection of Dixon Hughes as the management consultant	Management	N/A	NO

SUGAR CREEK MO INDL DEV 5.65% NOTES DUE JUNE 1, 2037 Meeting Date: JUL 03, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 864828AA6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed Amendments.	Management	N/A	YES

SUSSEX CO DE CADBURY LEWES A 5.9% NOTES DUE JANUARY 1 , 2026 Meeting Date: FEB 25, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBL3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Third Amendment	Management	N/A	NO

Summit Municipal Intermediate Fund

SUSSEX CO DE CADBURY LEWES A 5.9% NOTES DUE JANUARY 1 , 2026 Meeting Date: FEB 25, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBL3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Third Amendment	Management	N/A	NO

Summit Municipal Money Market Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT